First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Intermediate Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	116,046	108,674
Total Asset-Backed Securities — Agency (Cost $117,722)			108,674

Asset-Backed Securities — Non-Agency 14.1%

Affirm Asset Securitization Trust(a)
Series 2023-A Class A
01/18/2028	6.610%	10,000,000	9,946,128
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	7.832%	6,500,000	5,831,059
Ares XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2030	6.142%	18,020,000	17,459,488
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	6.215%	22,300,000	21,284,703
Series 2020-3A Class DR
3-month USD LIBOR + 3.250% Floor 3.250% 10/23/2034	8.065%	5,000,000	4,449,255
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	9.058%	7,000,000	6,586,727
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	6.208%	12,000,000	11,538,852
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	6.402%	21,000,000	20,210,337
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	6.214%	14,617,500	14,094,924
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	8.295%	8,000,000	7,473,048
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	6.145%	10,000,000	9,779,090
Lendingpoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	5,390,000	5,097,249
LendingPoint Asset Securitization Trust(a)
Series 2021-B Class A
02/15/2029	1.110%	1,090,342	1,087,482
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	2,413,638	2,339,176
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	5,547,095	5,392,186
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	8.392%	9,750,000	9,156,420
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.100% Floor 4.000% 01/19/2034	8.798%	13,175,000	12,675,536
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	6.158%	11,300,000	10,970,944
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	3,398,639	3,342,388
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	7.908%	6,000,000	5,615,820
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	6.208%	20,375,000	19,732,698
2	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	6.265%	45,625,000	44,515,811
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	27,500,000	25,867,834
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,065,000	2,674,961
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	12.065%	1,962,500	1,641,127
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	6.258%	20,000,000	19,144,000
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	1,598,478	1,584,140
Series 2021-3 Class A
05/15/2029	1.150%	8,812,736	8,663,873
Series 2021-5 Class A
08/15/2029	1.530%	6,904,022	6,731,555
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	9,049,507	8,406,244
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	10,998,704	10,078,615
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	10,476,802	10,125,960
Series 2022-2 Class A
01/15/2030	4.970%	6,603,401	6,506,543
Series 2023-1 Class A
07/15/2030	7.556%	16,000,000	16,025,309
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	16,697,792	15,222,588
PAGAYA AI Debt Trust(a)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	8,999,127	8,942,140
Prosper Pass-Through Trust(a),(c)
Series 2019-ST2 Class A
11/15/2025	3.750%	316,493	316,493
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	6,891,604	6,124,640
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	6.192%	28,000,000	27,243,244
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	6.162%	11,171,429	10,809,542
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	2,503,454	2,472,628
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	3,037,187	2,900,793
Series 2021-ST1 Class A
02/20/2027	2.750%	4,443,706	4,244,128
Series 2021-ST10 Class A
01/20/2030	2.250%	9,076,533	8,703,937
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	2,598,459	2,558,288
Series 2021-4 Class A
09/20/2031	0.840%	6,425,186	6,321,251
Series 2023-1 Class A
02/20/2033	6.590%	8,000,000	7,986,036
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	9,050,000	8,536,149
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	11,370,000	10,659,101
Total Asset-Backed Securities — Non-Agency (Cost $508,979,354)			489,070,440

Commercial Mortgage-Backed Securities - Agency 1.6%

Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.154%	44,898,123	43,046,722
FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	6,354,478	6,091,002
Government National Mortgage Association(d),(e)
Series 2019-147 Class IO
06/16/2061	0.397%	124,642,974	4,844,199
Total Commercial Mortgage-Backed Securities - Agency (Cost $63,429,617)			53,981,923

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,123,847	2,070,320
BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.534%	5,550,000	5,101,669
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	6.934%	10,581,000	9,804,777
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	7.224%	4,900,000	4,702,379
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	6.524%	3,050,000	2,988,486
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	5.935%	5,000,000	4,836,032
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	7.085%	6,310,000	5,775,212
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	6.485%	6,950,000	6,661,781
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	6.071%	4,400,000	4,190,893
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	7.663%	14,900,000	13,408,808
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.492% 11/15/2037	8.177%	3,096,420	3,015,594
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class E
02/10/2037	3.633%	10,950,000	9,609,349
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	14,291,608
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	10,573,474
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	16,000,000	7,336,878
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	6.934%	9,761,922	9,297,982
Hilton USA Trust(a),(d)
Series 2016-HHV Class F
11/05/2038	4.194%	4,500,000	3,818,660
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	10,143,108
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.177%	13,400,000	11,678,929
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	6.884%	6,600,000	5,819,465
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	7.434%	4,150,000	3,536,297
Progress Residential 2020-SFR3 Trust(a)
Series 2020-SFR3 Class A
10/17/2027	1.294%	7,971,982	7,243,483
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	18,327,699
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,645,977
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	1,735,000	1,658,944
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	5,657,269
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	5.834%	22,000,000	19,686,984

4	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	5.934%	10,469,000	10,202,558
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	5.884%	6,250,000	5,889,728
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.450% Floor 1.200% 12/15/2034	6.010%	9,000,000	8,415,751
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $257,887,745)			228,390,094

Convertible Bonds 0.0%

Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	721,000	371,315
Total Convertible Bonds (Cost $690,774)			371,315

Corporate Bonds & Notes(f) 24.5%

Aerospace & Defense 0.7%
Boeing Co. (The)
08/01/2059	3.950%	14,665,000	10,782,887
05/01/2060	5.930%	4,933,000	4,931,145
Bombardier, Inc.(a)
04/15/2027	7.875%	645,000	654,018
Howmet Aerospace, Inc.
01/15/2029	3.000%	1,057,000	935,576
Northrop Grumman Corp.
03/15/2053	4.950%	1,938,000	1,929,423
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	478,000	521,767
TransDigm, Inc.(a)
03/15/2026	6.250%	2,584,000	2,586,029
08/15/2028	6.750%	370,000	373,698
TransDigm, Inc.
06/15/2026	6.375%	1,198,000	1,177,571
05/01/2029	4.875%	460,000	407,172
Total			24,299,286
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	358,000	325,209
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc.(a)
07/15/2025	11.750%	600,000	655,476
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,446,165	1,425,034
04/20/2029	5.750%	950,779	912,533
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	960,736	912,639
United Airlines, Inc.(a)
04/15/2026	4.375%	683,000	654,930
04/15/2029	4.625%	389,000	351,815
Total			5,237,636
Automotive 0.3%
Ford Motor Co.
02/12/2032	3.250%	864,000	676,439
01/15/2043	4.750%	3,391,000	2,581,431
Ford Motor Credit Co. LLC
11/13/2025	3.375%	325,000	301,494
01/09/2027	4.271%	934,000	870,110
08/17/2027	4.125%	334,000	305,845
11/04/2027	7.350%	294,000	303,277
02/16/2028	2.900%	368,000	315,684
02/10/2029	2.900%	2,326,000	1,926,587
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	357,000	318,808
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	410,000	404,944
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	424,000	422,715
05/15/2027	8.500%	907,000	910,258
Total			9,337,592
Banking 6.5%
Ally Financial, Inc.
05/21/2024	3.875%	125,000	119,425
Subordinated
11/20/2025	5.750%	219,000	205,860
Bank of America Corp.(g)
07/23/2031	1.898%	22,915,000	18,371,212
10/20/2032	2.572%	16,324,000	13,343,644
02/04/2033	2.972%	18,020,000	15,186,965
Subordinated
09/21/2036	2.482%	1,348,000	1,021,165
Citigroup, Inc.(g)
06/03/2031	2.572%	4,618,000	3,897,608
01/25/2033	3.057%	19,236,000	16,323,807
Goldman Sachs Group, Inc. (The)(g)
07/21/2032	2.383%	13,579,000	11,046,515
10/21/2032	2.650%	18,433,000	15,201,059

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(g)
05/24/2032	2.804%	4,366,000	3,567,813
11/22/2032	2.871%	18,238,000	14,855,703
03/09/2034	6.254%	6,498,000	6,793,016
JPMorgan Chase & Co.(g)
10/15/2030	2.739%	7,987,000	6,969,880
04/22/2032	2.580%	47,030,000	39,614,773
11/08/2032	2.545%	24,791,000	20,578,888
Morgan Stanley(g)
07/21/2032	2.239%	4,533,000	3,646,311
Subordinated
09/16/2036	2.484%	1,860,000	1,406,673
Wells Fargo & Co.(g)
10/30/2030	2.879%	609,000	528,488
02/11/2031	2.572%	32,216,000	27,333,830
04/25/2053	4.611%	3,946,000	3,499,544
Total			223,512,179
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	350,000	316,595
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	357,000	359,229
Hightower Holding LLC(a)
04/15/2029	6.750%	364,000	308,358
NFP Corp(a)
10/01/2030	7.500%	401,000	387,359
NFP Corp.(a)
08/15/2028	4.875%	366,000	329,973
08/15/2028	6.875%	1,897,000	1,629,392
Total			3,330,906
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	888,000	811,088
11/15/2029	3.875%	460,000	392,240
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	670,000	634,550
SRS Distribution, Inc.(a)
07/01/2028	4.625%	470,000	417,330
07/01/2029	6.125%	385,000	324,691
12/01/2029	6.000%	515,000	425,527
White Cap Buyer LLC(a)
10/15/2028	6.875%	984,000	854,935
Total			3,860,361
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.1%
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%	626,000	542,502
08/15/2030	4.500%	1,435,000	1,209,577
02/01/2031	4.250%	459,000	376,151
02/01/2032	4.750%	552,000	464,566
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,042,000	1,668,204
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,412,000	3,626,766
12/01/2061	4.400%	8,887,000	6,042,364
06/30/2062	3.950%	10,478,000	6,593,930
04/01/2063	5.500%	4,975,000	4,024,958
CSC Holdings LLC(a)
02/01/2028	5.375%	789,000	647,982
01/15/2030	5.750%	722,000	365,147
12/01/2030	4.125%	1,466,000	1,052,712
12/01/2030	4.625%	284,000	139,764
11/15/2031	5.000%	877,000	437,056
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	256,000	231,876
DISH DBS Corp.
07/01/2026	7.750%	466,000	307,561
06/01/2029	5.125%	1,327,000	700,233
DISH Network Corp.(a)
11/15/2027	11.750%	1,614,000	1,551,946
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	672,000	525,432
09/15/2028	6.500%	1,219,000	502,641
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	552,000	497,870
07/01/2030	4.125%	266,000	217,443
Videotron Ltd.(a)
06/15/2029	3.625%	3,204,000	2,759,703
Virgin Media Finance PLC(a)
07/15/2030	5.000%	671,000	554,150
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	566,000	526,061
VZ Secured Financing BV(a)
01/15/2032	5.000%	901,000	735,213
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	432,000	347,292
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	419,000	385,888
Ziggo BV(a)
01/15/2030	4.875%	896,000	763,659
Total			37,798,647

6	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.3%
Avient Corp.(a)
08/01/2030	7.125%	343,000	353,727
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	390,000	337,725
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	555,000	527,769
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	398,000	373,395
Element Solutions, Inc.(a)
09/01/2028	3.875%	732,000	641,668
HB Fuller Co.
10/15/2028	4.250%	600,000	535,370
Herens Holdco Sarl(a)
05/15/2028	4.750%	791,000	632,711
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	845,000	756,211
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	571,000	524,773
Ingevity Corp.(a)
11/01/2028	3.875%	440,000	380,298
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	535,000	545,495
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	323,000	297,370
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	442,000	361,423
10/01/2029	6.250%	618,000	457,225
SPCM SA(a)
03/15/2027	3.125%	228,000	200,668
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	417,000	333,292
WR Grace Holdings LLC(a)
06/15/2027	4.875%	816,000	786,279
08/15/2029	5.625%	1,174,000	995,981
03/01/2031	7.375%	107,000	107,216
Total			9,148,596
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,341,000	1,178,832
Herc Holdings, Inc.(a)
07/15/2027	5.500%	162,000	156,310
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	90,000	92,675
03/15/2031	7.750%	226,000	236,818
Total			1,664,635
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.2%
APX Group, Inc.(a)
07/15/2029	5.750%	171,000	153,204
Arches Buyer, Inc.(a)
06/01/2028	4.250%	932,000	778,684
12/01/2028	6.125%	635,000	526,172
Match Group, Inc.(a)
12/15/2027	5.000%	451,000	426,792
06/01/2028	4.625%	568,000	527,911
Staples, Inc.(a)
04/15/2026	7.500%	353,000	309,241
Uber Technologies, Inc.(a)
05/15/2025	7.500%	315,000	318,879
01/15/2028	6.250%	940,000	938,266
08/15/2029	4.500%	1,999,000	1,824,132
Total			5,803,281
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,304,000	1,118,636
Mattel, Inc.(a)
12/15/2027	5.875%	380,000	378,085
04/01/2029	3.750%	788,000	708,118
Mattel, Inc.
10/01/2040	6.200%	1,049,000	946,727
Newell Brands, Inc.
09/15/2027	6.375%	137,000	138,249
09/15/2029	6.625%	194,000	195,534
Prestige Brands, Inc.(a)
01/15/2028	5.125%	470,000	456,353
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	175,000	140,575
Spectrum Brands, Inc.
07/15/2025	5.750%	254,000	252,039
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	409,000	357,977
07/15/2030	5.500%	29,000	25,741
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	133,000	111,063
Total			4,829,097
Diversified Manufacturing 0.4%
Carrier Global Corp.
02/15/2030	2.722%	9,344,000	8,207,378
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	241,773
01/01/2031	9.500%	80,000	84,426

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,204,000	1,188,354
Madison IAQ LLC(a)
06/30/2028	4.125%	654,000	566,739
06/30/2029	5.875%	407,000	312,766
Resideo Funding, Inc.(a)
09/01/2029	4.000%	631,000	527,509
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	401,000	378,380
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	770,000	782,949
06/15/2028	7.250%	335,000	344,263
Total			12,634,537
Electric 1.4%
AEP Texas, Inc.
01/15/2050	3.450%	5,325,000	3,919,928
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	760,000	655,486
01/15/2032	3.750%	797,000	664,933
Duke Energy Corp.
08/15/2052	5.000%	8,018,000	7,460,949
Duke Energy Ohio, Inc.
04/01/2053	5.650%	2,470,000	2,590,337
Emera US Finance LP
06/15/2046	4.750%	13,116,000	10,670,358
Exelon Corp.
03/15/2053	5.600%	2,670,000	2,722,501
Georgia Power Co.
03/15/2042	4.300%	2,282,000	2,013,266
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	631,000	622,667
NRG Energy, Inc.(a)
02/15/2029	3.375%	322,000	267,731
06/15/2029	5.250%	776,000	716,322
02/15/2031	3.625%	1,125,000	911,956
02/15/2032	3.875%	438,000	350,654
Pacific Gas and Electric Co.
07/01/2050	4.950%	12,805,000	10,545,234
04/01/2053	6.700%	699,000	719,778
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	731,000	660,283
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	225,000	219,202
05/01/2029	4.375%	1,800,000	1,602,673
Total			47,314,258
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	66,000	67,344
GFL Environmental, Inc.(a)
08/01/2025	3.750%	735,000	706,179
12/15/2026	5.125%	481,000	470,602
08/01/2028	4.000%	612,000	555,988
06/15/2029	4.750%	402,000	372,011
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	907,000	834,462
Total			3,006,586
Finance Companies 0.2%
Navient Corp.
03/15/2027	5.000%	423,000	374,427
OneMain Finance Corp.
01/15/2027	3.500%	1,056,000	887,172
09/15/2030	4.000%	160,000	119,931
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	471,000	416,261
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	968,000	831,490
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	3,273,000	2,598,477
Springleaf Finance Corp.
03/15/2024	6.125%	443,000	431,612
Total			5,659,370
Food and Beverage 0.8%
Bacardi Ltd.(a)
05/15/2048	5.300%	12,645,000	11,806,089
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	429,000	427,544
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,961,000	1,834,910
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,217,009
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	496,000	473,756
12/01/2031	3.750%	715,000	590,578
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	375,000	343,298
01/31/2032	4.375%	373,000	339,175
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	971,000	964,915
Pilgrim’s Pride Corp.
04/15/2031	4.250%	1,471,000	1,283,746
03/01/2032	3.500%	4,719,000	3,790,528

8	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
03/01/2027	5.750%	510,000	500,649
09/15/2031	4.500%	897,000	789,396
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	1,040,000	913,453
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,005,000	816,443
US Foods, Inc.(a)
04/15/2025	6.250%	342,000	345,238
02/15/2029	4.750%	535,000	494,075
06/01/2030	4.625%	377,000	340,535
Total			28,271,337
Gaming 0.3%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	589,000	534,966
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,518,000	1,331,625
02/15/2030	7.000%	666,000	677,525
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	924,000	928,016
07/01/2025	6.250%	1,994,000	1,994,624
07/01/2027	8.125%	756,000	771,439
International Game Technology PLC(a)
02/15/2025	6.500%	305,000	307,990
04/15/2026	4.125%	548,000	530,563
MGM Resorts International
09/01/2026	4.625%	957,000	904,869
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	660,000	574,108
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	461,000	432,833
07/01/2029	4.125%	730,000	608,226
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,148,000	1,019,825
Scientific Games International, Inc.(a)
11/15/2029	7.250%	644,000	644,854
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	311,000	304,641
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	241,000	218,731
Total			11,784,835
Health Care 0.9%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	233,000	225,695
04/15/2029	5.000%	692,000	650,588
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
AdaptHealth LLC(a)
08/01/2029	4.625%		121,000	100,851
03/01/2030	5.125%		920,000	780,842
Avantor Funding, Inc.(a)
07/15/2028	4.625%		574,000	544,946
11/01/2029	3.875%		1,000,000	895,125
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	1,145,000	777,136
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%		423,000	376,295
03/15/2031	4.000%		128,000	112,387
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%		489,000	302,588
05/15/2030	5.250%		1,600,000	1,246,916
GE Healthcare Holding LLC(a)
11/15/2027	5.650%		8,615,000	8,907,496
11/22/2052	6.377%		840,000	938,263
HCA, Inc.(a)
03/15/2052	4.625%		12,278,000	10,200,844
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		151,000	131,015
10/01/2029	5.250%		1,617,000	1,402,896
Select Medical Corp.(a)
08/15/2026	6.250%		800,000	776,054
Tenet Healthcare Corp.
07/15/2024	4.625%		574,000	566,239
01/01/2026	4.875%		495,000	485,269
02/01/2027	6.250%		627,000	616,755
06/15/2028	4.625%		704,000	654,206
10/01/2028	6.125%		1,247,000	1,188,944
06/01/2029	4.250%		91,000	82,225
01/15/2030	4.375%		674,000	605,087
Total				32,568,662
Healthcare Insurance 1.1%
Aetna, Inc.
11/15/2042	4.125%		1,339,000	1,133,485
Centene Corp.
02/15/2030	3.375%		835,000	731,277
10/15/2030	3.000%		20,314,000	17,096,896
08/01/2031	2.625%		4,954,000	4,015,924
UnitedHealth Group, Inc.
02/15/2030	5.300%		9,051,000	9,534,059
04/15/2063	5.200%		7,005,000	7,099,480
Total				39,611,121
Home Construction 0.0%
Meritage Homes Corp.(a)
04/15/2029	3.875%		937,000	834,993

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	577,000	515,671
Total			1,350,664
Independent Energy 1.0%
Apache Corp.
02/01/2042	5.250%	398,000	334,787
04/15/2043	4.750%	434,000	327,014
Callon Petroleum Co.
07/01/2026	6.375%	1,124,000	1,070,882
Callon Petroleum Co.(a)
08/01/2028	8.000%	213,000	211,070
Centennial Resource Production LLC(a)
04/01/2027	6.875%	85,000	83,422
CNX Resources Corp.(a)
03/14/2027	7.250%	50,000	50,357
01/15/2029	6.000%	337,000	316,696
01/15/2031	7.375%	50,000	49,246
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,731,000	1,639,462
Comstock Resources, Inc.(a)
03/01/2029	6.750%	307,000	279,510
01/15/2030	5.875%	566,000	488,039
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	1,413,000	1,316,249
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	571,000	531,233
04/15/2030	6.000%	334,000	308,047
04/15/2032	6.250%	231,000	213,568
Matador Resources Co.
09/15/2026	5.875%	914,000	901,146
Occidental Petroleum Corp.
09/01/2030	6.625%	1,880,000	1,979,072
01/01/2031	6.125%	5,569,000	5,779,481
09/15/2036	6.450%	11,432,000	12,025,679
03/15/2040	6.200%	1,074,000	1,079,855
03/15/2046	6.600%	5,510,000	5,795,960
Southwestern Energy Co.
02/01/2029	5.375%	249,000	235,034
02/01/2032	4.750%	1,181,000	1,043,585
Total			36,059,394
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	3,240,000	2,358,775
Lukoil International Finance BV(a),(i)
04/24/2023	4.563%	2,256,000	1,986,338
Total			4,345,113
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.3%
Carnival Corp.(a)
03/01/2026	7.625%	704,000	642,305
03/01/2027	5.750%	1,554,000	1,276,084
08/01/2028	4.000%	510,000	439,292
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	297,000	319,361
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	564,000	563,545
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	284,000	275,808
Cinemark USA, Inc.(a)
05/01/2025	8.750%	168,000	171,425
03/15/2026	5.875%	1,009,000	950,233
07/15/2028	5.250%	739,000	641,383
NCL Corp., Ltd.(a)
02/15/2029	7.750%	91,000	78,181
NCL Finance Ltd.(a)
03/15/2028	6.125%	181,000	146,836
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	474,000	425,389
08/31/2026	5.500%	600,000	557,693
07/15/2027	5.375%	235,000	209,496
08/15/2027	11.625%	472,000	506,994
01/15/2029	8.250%	431,000	450,905
01/15/2030	7.250%	453,000	455,816
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	620,000	507,050
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	537,000	532,543
Total			9,150,339
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	4,841,154
Voya Financial, Inc.
06/15/2046	4.800%	103,000	87,646
Total			4,928,800
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	535,000	451,028
Media and Entertainment 1.3%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	841,000	812,594

10	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		613,000	459,300
06/01/2029	7.500%		1,070,000	762,560
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		706,000	633,429
iHeartCommunications, Inc.
05/01/2026	6.375%		566,350	499,804
05/01/2027	8.375%		1,008,774	733,151
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		439,000	358,757
01/15/2028	4.750%		764,000	608,986
Magallanes, Inc.(a)
03/15/2062	5.391%		37,020,000	29,921,539
Netflix, Inc.
11/15/2028	5.875%		1,470,000	1,548,200
05/15/2029	4.625%	EUR	2,175,000	2,410,121
05/15/2029	6.375%		1,124,000	1,209,325
Netflix, Inc.(a)
11/15/2029	5.375%		379,000	385,420
06/15/2030	4.875%		276,000	275,257
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		318,000	289,573
01/15/2029	4.250%		245,000	205,193
03/15/2030	4.625%		177,000	146,737
Playtika Holding Corp.(a)
03/15/2029	4.250%		415,000	347,912
Roblox Corp.(a)
05/01/2030	3.875%		1,546,000	1,322,704
Univision Communications, Inc.(a)
05/01/2029	4.500%		252,000	211,676
06/30/2030	7.375%		345,000	325,493
Total				43,467,731
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%		129,000	117,724
10/01/2031	5.125%		625,000	568,713
Constellium SE(a)
06/15/2028	5.625%		848,000	807,124
04/15/2029	3.750%		1,110,000	962,245
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		776,000	733,459
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		74,000	66,366
06/01/2031	4.500%		351,000	288,385
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
11/15/2026	3.250%	321,000	293,161
01/30/2030	4.750%	713,000	655,352
08/15/2031	3.875%	387,000	325,757
Total			4,818,286
Midstream 1.3%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	602,000	517,549
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	164,000	160,894
DT Midstream, Inc.(a)
06/15/2029	4.125%	741,000	651,456
06/15/2031	4.375%	377,000	327,671
EQM Midstream Partners LP(a)
07/01/2025	6.000%	195,000	192,890
07/01/2027	6.500%	492,000	476,437
01/15/2029	4.500%	679,000	577,326
01/15/2031	4.750%	3,109,000	2,581,652
EQM Midstream Partners LP
07/15/2048	6.500%	411,000	316,934
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	2,775,000	2,190,935
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	225,000	223,186
02/01/2028	5.000%	695,000	651,169
Kinder Morgan, Inc.
02/15/2046	5.050%	2,594,000	2,282,314
08/01/2052	5.450%	7,718,000	7,176,653
MPLX LP
03/14/2052	4.950%	2,674,000	2,321,703
NuStar Logistics LP
10/01/2025	5.750%	462,000	450,840
06/01/2026	6.000%	344,000	336,063
04/28/2027	5.625%	940,000	892,955
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	18,015,000	14,086,745
Sunoco LP/Finance Corp.
04/15/2027	6.000%	649,000	643,145
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	707,000	610,636
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	908,000	818,988
08/15/2031	4.125%	990,000	869,337
11/01/2033	3.875%	3,874,000	3,251,886
Williams Companies, Inc. (The)
09/15/2045	5.100%	3,178,000	2,917,322
Total			45,526,686

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Natural Gas 0.3%
NiSource, Inc.
05/15/2047	4.375%		10,560,000	9,167,912
Oil Field Services 0.0%
Nabors Industries Ltd.(a)
01/15/2026	7.250%		541,000	515,868
Nabors Industries, Inc.(a)
05/15/2027	7.375%		186,000	182,141
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		510,000	522,946
Total				1,220,955
Other REIT 0.2%
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	2,161,000	1,830,022
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		1,295,000	1,144,141
02/01/2027	4.250%		742,000	585,977
06/15/2029	4.750%		1,420,000	1,025,120
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		1,047,000	900,557
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%		269,000	243,128
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		354,000	326,207
Service Properties Trust
03/15/2024	4.650%		262,000	255,450
Total				6,310,602
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		418,000	414,227
09/01/2029	4.000%		1,197,000	941,481
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		364,000	339,024
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		261,000	237,292
Canpack SA/US LLC(a)
11/15/2029	3.875%		837,000	684,718
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		830,000	794,943
08/15/2027	8.500%		373,000	340,431
Total				3,752,116
Pharmaceuticals 1.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%		207,000	205,264
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AbbVie, Inc.
06/15/2044	4.850%	7,435,000	7,099,153
Amgen, Inc.
03/02/2063	5.750%	36,238,000	37,595,775
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	415,000	268,885
06/01/2028	4.875%	243,000	144,405
09/30/2028	11.000%	369,000	271,385
10/15/2030	14.000%	72,000	41,402
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
06/30/2028	0.000%	381,000	29,585
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	394,000	323,251
Organon Finance 1 LLC(a)
04/30/2028	4.125%	687,000	632,285
04/30/2031	5.125%	951,000	844,169
Total			47,455,559
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	346,000	309,760
10/15/2027	6.750%	983,000	912,170
04/15/2028	6.750%	772,000	770,676
11/01/2029	5.875%	1,496,000	1,270,296
AssuredPartners, Inc.(a)
08/15/2025	7.000%	446,000	433,609
01/15/2029	5.625%	1,075,000	928,341
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	9,091,000	7,642,282
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	994,000	843,317
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	167,000	161,016
HUB International Ltd.(a)
05/01/2026	7.000%	430,000	423,596
12/01/2029	5.625%	1,363,000	1,187,291
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	78,000	68,354
USI, Inc.(a)
05/01/2025	6.875%	729,000	716,484
Total			15,667,192
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%	456,000	390,802
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	566,000	465,095
IRB Holding Corp.(a)
06/15/2025	7.000%	554,000	555,574

12	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.
04/01/2032	5.375%	457,000	442,183
Total			1,853,654
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	151,000	135,108
02/15/2032	5.000%	754,000	660,956
Hanesbrands, Inc.(a)
02/15/2031	9.000%	183,000	187,235
L Brands, Inc.(a)
10/01/2030	6.625%	920,000	896,298
L Brands, Inc.
11/01/2035	6.875%	237,000	214,342
Lithia Motors, Inc.(a)
01/15/2031	4.375%	205,000	176,767
Lowe’s Companies, Inc.
04/01/2062	4.450%	5,199,000	4,247,048
09/15/2062	5.800%	13,799,000	13,875,325
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	659,000	618,720
02/15/2029	7.750%	902,000	884,609
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	219,000	177,975
Total			22,074,383
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	702,000	660,689
Technology 1.0%
Broadcom, Inc.(a)
11/15/2036	3.187%	12,977,000	9,835,712
Camelot Finance SA(a)
11/01/2026	4.500%	547,000	516,651
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	364,000	324,944
07/01/2029	4.875%	1,041,000	941,284
CommScope Technologies LLC(a)
06/15/2025	6.000%	181,000	170,715
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,071,000	894,620
Entegris Escrow Corp.(a)
04/15/2029	4.750%	140,000	132,122
06/15/2030	5.950%	948,000	918,650
Gartner, Inc.(a)
07/01/2028	4.500%	252,000	239,173
10/01/2030	3.750%	402,000	360,270
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HealthEquity, Inc.(a)
10/01/2029	4.500%	774,000	690,538
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	754,000	617,177
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	608,000	488,243
Iron Mountain, Inc.(a)
07/15/2030	5.250%	435,000	392,847
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	894,000	460,999
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	889,000	720,806
NCR Corp.(a)
10/01/2028	5.000%	726,000	638,183
04/15/2029	5.125%	783,000	679,047
10/01/2030	5.250%	22,000	18,337
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	797,000	738,643
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	1,879,006
01/15/2033	5.000%	4,258,000	4,171,010
02/15/2042	3.125%	3,869,000	2,751,994
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,198,000	1,046,045
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	132,000	124,289
09/01/2025	7.375%	183,000	163,458
12/15/2027	11.250%	61,000	56,702
Sensata Technologies BV(a)
09/01/2030	5.875%	314,000	311,025
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	344,711
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	4,250,000	2,794,007
Verscend Escrow Corp.(a)
08/15/2026	9.750%	874,000	874,881
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,064,000	921,732
Total			35,217,821
Wireless 1.0%
Altice France Holding SA(a)
02/15/2028	6.000%	715,000	454,236
Altice France SA(a)
02/01/2027	8.125%	160,000	147,667
01/15/2028	5.500%	771,000	627,242
07/15/2029	5.125%	484,000	367,502
10/15/2029	5.500%	812,000	623,251

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Tower Corp.
08/15/2029	3.800%	10,707,000	9,953,675
06/15/2030	2.100%	2,980,000	2,428,242
T-Mobile US, Inc.
02/15/2031	2.875%	11,590,000	9,995,442
04/15/2031	3.500%	8,584,000	7,719,370
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	866,000	736,520
07/15/2031	4.750%	1,539,000	1,318,881
Total			34,372,028
Wirelines 0.3%
AT&T, Inc.
03/01/2029	4.350%	4,728,000	4,629,740
12/01/2057	3.800%	4,526,000	3,361,915
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	175,000	132,736
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	499,000	496,761
03/15/2031	8.625%	389,000	380,859
Iliad Holding SAS(a)
10/15/2026	6.500%	1,029,000	983,369
10/15/2028	7.000%	1,377,000	1,305,961
Total			11,291,341
Total Corporate Bonds & Notes (Cost $935,802,561)			848,815,215

Foreign Government Obligations(k) 3.2%

Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	346,000	315,404
05/15/2029	4.250%	647,000	528,898
Total			844,302
Colombia 0.6%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,104,654
02/26/2044	5.625%	2,500,000	1,896,082
05/15/2049	5.200%	9,733,000	6,808,280
Ecopetrol SA
04/29/2030	6.875%	10,540,000	9,640,185
Total			21,449,201
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,609,768
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	909,000	550,018
01/31/2047	8.500%	2,105,000	1,224,719
Total			1,774,737
Hungary 0.2%
Hungary Government International Bond(a)
09/22/2031	2.125%	11,145,000	8,573,141
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	4,114,593
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	708,000	699,145
05/15/2030	5.450%	3,550,000	3,503,213
Total			4,202,358
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	782,000	678,606
Mexico 1.1%
Petroleos Mexicanos
03/13/2027	6.500%	6,821,000	6,193,431
02/12/2028	5.350%	3,007,000	2,536,654
09/21/2047	6.750%	20,422,000	13,255,292
01/23/2050	7.690%	10,000,000	7,048,910
01/28/2060	6.950%	13,220,000	8,550,109
Total			37,584,396
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,060,000	1,995,664
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	5,000,000	4,915,915
Qatar Petroleum(a)
07/12/2031	2.250%	5,445,000	4,627,755
Total			9,543,670
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a),(i)
02/06/2028	4.950%	2,740,000	1,972,945
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	5,250,000	4,915,739

14	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2029	4.850%	5,000,000	4,500,447
09/30/2049	5.750%	880,000	648,352
Total			5,148,799
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2034	7.375%	1,800,000	309,178
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,883,821
DP World PLC(a)
07/02/2037	6.850%	3,290,000	3,672,930
Total			6,556,751
Total Foreign Government Obligations (Cost $139,964,927)			111,273,848

Residential Mortgage-Backed Securities - Agency 37.4%

Federal Home Loan Mortgage Corp.(l)
08/01/2045	3.500%	13,321,908	12,590,660
10/01/2045	4.000%	2,855,457	2,780,664
Federal Home Loan Mortgage Corp.
10/01/2045- 07/01/2052	4.000%	30,407,222	29,340,438
12/01/2051- 03/01/2052	2.500%	43,272,662	37,506,214
02/01/2052- 05/01/2052	3.000%	51,150,096	46,088,233
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	1.216%	333,253	28,863
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	1.366%	953,084	106,747
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	1.516%	8,021,891	1,095,308
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	1.205%	23,845,128	2,795,615
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	1.205%	10,776,811	1,475,973
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	1.366%	1,894,378	202,129
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	1.286%	1,011,647	106,203
Federal Home Loan Mortgage Corp.(e)
CMO Series 4176 Class BI
03/15/2043	3.500%	940,512	128,011
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 4620 Class AS
11/15/2042	0.000%	1,046,587	51,868
Federal National Mortgage Association
02/01/2027- 05/01/2052	3.000%	146,710,334	132,971,795
08/01/2040	4.500%	1,338,750	1,327,905
08/01/2043- 05/01/2052	3.500%	105,563,613	98,569,213
05/01/2048- 08/01/2052	4.000%	123,261,446	119,486,434
CMO Series 2017-72 Class B
09/25/2047	3.000%	11,683,225	10,865,989
Federal National Mortgage Association(l)
05/01/2044- 02/01/2048	4.000%	14,081,738	13,778,410
06/01/2044	4.500%	4,422,144	4,447,251
10/01/2051	2.500%	39,973,181	34,489,850
05/01/2052	3.500%	39,961,673	37,563,488
Federal National Mortgage Association(e)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	735,841	29,126
CMO Series 2020-76 Class EI
11/25/2050	2.500%	27,059,381	4,161,695
CMO Series 2021-3 Class TI
02/25/2051	2.500%	57,102,585	9,329,609
Federal National Mortgage Association(b),(e)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	1.055%	1,788,925	198,570

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	1.305%	2,393,211	305,590
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	1.155%	1,343,966	143,928
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	1.155%	8,581,216	1,021,593
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	1.155%	20,801,739	2,501,301
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	1.305%	9,913,136	1,364,963
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	1.255%	8,859,828	1,123,149
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.305%	7,765,724	1,105,079
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.305%	15,473,657	2,286,171
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	1.355%	10,365,325	1,293,344
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	1.355%	7,984,127	1,076,015
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	1.305%	14,717,497	1,801,061
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	1.205%	31,963,716	3,767,263
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	1.205%	23,755,757	2,950,855
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	1.205%	17,960,170	2,782,659
Freddie Mac REMICS(e)
CMO Series 5152 Class XI
11/25/2050	2.500%	59,905,484	7,985,497
CMO Series 5287 Class NI
05/25/2051	3.500%	28,832,218	5,642,828
Government National Mortgage Association(l)
04/20/2048	4.500%	8,193,433	8,182,576
Government National Mortgage Association(e)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,256,594	392,220
CMO Series 2020-175 Class KI
11/20/2050	2.500%	57,767,946	8,018,555
CMO Series 2020-191 Class UG
12/20/2050	3.500%	34,505,015	5,599,191
CMO Series 2021-119 Class QI
07/20/2051	3.000%	32,645,821	4,726,429
CMO Series 2021-16 Class KI
01/20/2051	2.500%	40,038,779	5,568,113
CMO Series 2021-179 Class IB
09/20/2051	3.000%	40,233,689	5,725,890
Government National Mortgage Association(b),(e)
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	1.439%	10,663,521	1,163,776

16	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	1.439%	13,266,877	1,636,232
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	1.439%	5,431,019	569,100
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	1.389%	7,873,770	851,918
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	1.439%	7,638,495	891,709
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	1.439%	9,508,490	1,102,230
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	1.489%	12,440,341	1,147,511
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	1.439%	9,645,756	1,105,328
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	1.389%	6,723,059	730,700
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	1.439%	18,977,087	2,283,266
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	1.389%	16,183,080	1,810,171
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	1.439%	10,039,278	965,081
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	1.439%	10,013,012	1,108,984
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	1.439%	9,897,979	838,746
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	1.239%	15,809,277	1,773,744
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	1.389%	11,179,407	1,280,346
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	1.389%	12,015,435	1,364,803
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	1.289%	11,785,663	1,331,171
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	1.389%	10,759,683	1,143,089
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	1.389%	15,668,433	1,845,544
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	1.539%	19,192,899	2,906,611

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	1.289%	7,976,821	960,293
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	1.389%	11,813,795	1,322,923
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.741%	31,632,932	4,494,274
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.941%	28,387,756	3,311,673
Government National Mortgage Association TBA(m)
04/20/2053	4.000%	57,000,000	54,876,077
04/20/2053	4.500%	24,000,000	23,638,849
04/20/2053	5.000%	102,000,000	102,127,500
Uniform Mortgage-Backed Security TBA(m)
04/17/2038	3.000%	66,000,000	62,565,937
04/17/2038- 04/13/2053	3.500%	37,000,000	34,679,336
04/13/2053	4.500%	163,260,000	159,961,464
04/13/2053	5.000%	142,500,000	142,121,484
Total Residential Mortgage-Backed Securities - Agency (Cost $1,342,136,725)			1,294,790,401

Residential Mortgage-Backed Securities - Non-Agency 22.4%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	11,706,418	10,551,930
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	3,873,627	3,758,109
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,417,784
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	8,908,231	8,731,211
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	2,155,176	1,977,139
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	6.845%	7,531,237	7,519,219
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	8.545%	10,853,586	10,963,547
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	6.760%	15,350,000	15,195,235
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	5.984%	7,000,000	6,777,085
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-A Class A1
10/25/2059	1.991%	11,138,704	10,538,520
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	2,967,767	2,813,178
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	9,447,980	9,447,980
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	23,700,000	23,700,000
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	14,276,958	13,608,248
CMO Series 2022-5 Class A1
01/25/2058	6.000%	12,178,328	12,111,060
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	2,169,131	2,047,285
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	2,719,348	2,622,236
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,906,000	3,717,391
CMO Series 2021-3 Class A1
09/27/2066	0.956%	11,339,843	8,965,583
CMO Series 2021-3 Class A2
09/27/2066	1.162%	4,692,349	3,679,351

18	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	5,644,463
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.461%	6,991,609	7,023,657
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	6,597,773	5,612,457
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,052,241
Figure Line of Credit Trust(a),(d)
CMO Series 2020-1 Class A
09/25/2049	4.040%	2,089,527	1,989,330
Freddie Mac STACR(b)
CMO Series 2020-CS01 Class M3
1-month USD LIBOR + 0.000% 04/25/2033	4.000%	25,545,656	24,562,097
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.210%	5,638,179	5,518,368
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.410%	8,250,000	7,797,608
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	10.595%	3,443,220	3,648,158
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.710%	9,384,064	9,407,444
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
1-month USD LIBOR + 0.000% 10/25/2032	4.845%	19,000,000	18,057,552
GCAT LLC(a),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	8,293,410	8,061,236
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	9,625,160	9,047,678
GCAT Trust(a),(d)
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	3,981,186	3,687,981
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	5,722,209	5,179,393
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	3,736,690
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	5,496,496
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 1.600% 01/25/2034	6.160%	15,662,000	15,437,783
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	7.410%	9,750,000	9,724,288
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	5,470,272	5,380,129
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	4,512,762	3,863,757
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	15,902,571	14,272,107
MFA Trust(a),(d)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	8,113,425
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	11,145,191	11,094,825
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	11,541,915	10,529,093
Series 2020-PLS1 Class A
12/25/2025	3.844%	5,463,509	5,099,647
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	6.395%	1,687,042	1,683,437
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	6.795%	9,822,670	9,792,710
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	6.610%	4,100,000	4,074,266
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	7.602%	5,219,412	5,169,832
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2025	7.695%	54,900,000	54,617,754

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.495%	73,650,000	72,841,426
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	14,454,874	13,698,230
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	23,157,950	22,182,078
CMO Series 2021-2 Class A1
03/25/2026	2.115%	6,876,866	6,521,830
CMO Series 2021-3 Class A1
04/25/2026	1.867%	11,283,104	10,483,889
CMO Series 2021-7 Class A1
08/25/2026	1.867%	9,191,059	8,556,315
CMO Series 2021-8 Class A1
09/25/2026	1.743%	10,339,807	9,347,379
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	7,672,659	7,131,540
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	6,791,874	6,178,054
PRKCM Trust(a),(d)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	4,183,329
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	6,538,959	5,743,757
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	456,684	446,881
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	869,020	855,871
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,041,769
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	9,607,176	8,546,746
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,390,264
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,291,613	2,658,704
CMO Series 2022-2 Class A1
02/25/2067	3.130%	3,853,900	3,563,885
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stonnington Mortgage Trust(a),(c),(d),(n)
CMO Series 2020-1 Class A
07/28/2024	3.500%	3,621,821	3,567,494
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	11,000,000	10,514,777
Towd Point Mortgage Trust(a),(d)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	20,042,464
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	7.445%	11,605,684	11,634,503
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	13,301,036	12,305,126
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	17,338,499	16,001,293
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	10,522,426	9,690,542
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,719,247	1,632,956
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	3,640,899	3,461,466
CMO Series 2020-1 Class A3
01/25/2060	2.724%	9,562,301	8,954,461
CMO Series 2021-5 Class A2
09/25/2066	1.218%	3,095,940	2,483,971
CMO Series 2021-5 Class A3
09/25/2066	1.373%	5,860,173	4,709,685
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,346,046
CMO Series 2021-7 Class A3
10/25/2066	2.240%	9,203,454	7,596,861
CMO Series 2023-1 Class M1
12/25/2067	7.007%	15,257,000	14,571,732
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,475,433	2,315,918
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $815,010,338)			774,719,235

20	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(o)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	8.938%	849,250	840,757
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	8.590%	466,241	409,052
Media and Entertainment 0.1%
Cengage Learning, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	1,385,793	1,281,000
Technology 0.1%
Ascend Learning LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.407%	788,025	725,968
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.657%	475,000	407,707
DCert Buyer, Inc.(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	11.696%	790,000	726,800
UKG, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	8.032%	472,687	459,910
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	10.032%	923,000	881,926
Total			3,202,311
Total Senior Loans (Cost $6,127,246)			5,733,120

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2025	2.000%	30,000,000	28,706,250
08/15/2045	2.875%	7,608,500	6,481,491
Total U.S. Treasury Obligations (Cost $35,768,354)			35,187,741

Options Purchased Calls 0.4%
Value ($)
(Cost $36,024,425)	14,828,798

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(p),(q)	144,974,815	144,945,820
Total Money Market Funds (Cost $144,935,756)		144,945,820
Total Investments in Securities (Cost: $4,286,875,544)		4,002,216,624
Other Assets & Liabilities, Net		(541,206,893)
Net Assets		3,461,009,731

At March 31, 2023, securities and/or cash totaling $58,429,426 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
816,787 USD	750,000 EUR	Goldman Sachs International	04/27/2023	—	(2,365)
15,138,000 EUR	16,486,190 USD	UBS	04/27/2023	47,907	—
Total				47,907	(2,365)

Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,955	06/2023	USD	454,516,016	3,579,354	—
U.S. Treasury 5-Year Note	3,229	06/2023	USD	353,600,728	6,119,238	—
U.S. Treasury Ultra 10-Year Note	146	06/2023	USD	17,686,531	557,670	—
U.S. Treasury Ultra Bond	1,558	06/2023	USD	219,872,750	8,405,173	—
Total					18,661,435	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(388)	06/2023	EUR	(45,737,440)	—	(1,054,905)
Euro-Bund	(347)	06/2023	EUR	(47,136,480)	—	(1,765,601)
Japanese 10-Year Government Bond	(49)	06/2023	JPY	(7,257,880,000)	—	(970,957)
U.S. Treasury 2-Year Note	(3,962)	06/2023	USD	(817,967,285)	—	(4,715,004)
Total					—	(8,506,467)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	93,240,000	93,240,000	2.25	04/27/2023	2,237,760	11,646
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	190,320,000	190,320,000	2.50	05/12/2023	5,690,568	225,320
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	131,500,000	131,500,000	2.25	05/26/2023	2,695,750	109,894
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	199,800,000	199,800,000	2.75	06/26/2023	6,488,505	1,411,647
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	75,880,000	75,880,000	2.75	07/11/2023	2,655,800	626,397
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.50	10/27/2023	760,000	959,582
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	154,560,000	154,560,000	3.30	11/14/2023	4,945,920	5,923,126
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	190,320,000	190,320,000	2.50	05/12/2023	5,871,372	225,320
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	55,000,000	55,000,000	3.65	11/10/2023	2,117,500	3,188,361
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	75,000,000	75,000,000	3.00	01/10/2024	2,561,250	2,147,505
Total							36,024,425	14,828,798

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(82,000,000)	(82,000,000)	3.60	4/03/2023	(598,600)	(2,627,149)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(150,000,000)	(150,000,000)	3.60	4/03/2023	(1,155,000)	(4,805,760)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(59,640,000)	(59,640,000)	3.60	4/07/2023	(536,760)	(1,927,380)
Total							(2,290,360)	(9,360,289)

22	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(120,000,000)	(120,000,000)	3.30	05/03/2023	(1,560,000)	(1,071,852)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(110,800,000)	(110,800,000)	3.55	05/15/2023	(1,329,600)	(475,066)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(220,000,000)	(220,000,000)	4.10	04/03/2023	(1,078,000)	(22)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(210,600,000)	(210,600,000)	3.95	05/16/2023	(1,621,620)	(321,944)
Total							(5,589,220)	(1,868,884)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	1,045,250	(2,158)	564,258	—	478,834	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	5,100,000	(9,917)	687,442	—	4,402,641	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	1,045,250	(2,158)	124,750	—	918,342	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	1,200,000	(2,333)	231,384	—	966,283	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	2,300,781	(4,521)	1,817,467	—	478,793	—
Total							10,691,281	(21,087)	3,425,301	—	7,244,893	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	126,599,000	(2,333,153)	—	—	—	(2,333,153)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.605	USD	9,000,000	(2,700,000)	5,250	—	(1,950,366)	—	(744,384)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	14.605	USD	4,000,000	(1,200,000)	2,333	—	(447,754)	—	(749,913)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.605	USD	10,000,000	(3,000,000)	5,833	—	(2,146,065)	—	(848,102)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.605	USD	9,500,000	(2,850,000)	5,542	—	(1,520,764)	—	(1,323,694)
Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.605	USD	10,000,000	(3,000,000)	5,833	—	(1,662,414)	—	(1,331,753)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.605	USD	11,250,000	(3,375,000)	6,562	—	(1,742,743)	—	(1,625,695)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.605	USD	7,000,000	(2,100,000)	4,083	—	(1,319,379)	—	(776,538)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.605	USD	10,000,000	(3,000,000)	5,833	—	(1,942,254)	—	(1,051,913)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	10.959	USD	1,700,000	(499,375)	992	—	(338,207)	—	(160,176)
Total								(21,724,375)	42,261	—	(13,069,946)	—	(8,612,168)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $1,784,816,654, which represents 51.57% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(j)	Represents a security in default.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	Represents a security purchased on a when-issued basis.
(n)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $3,567,494, which represents 0.10% of total net assets.
(o)	The stated interest rate represents the weighted average interest rate at March 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	The rate shown is the seven-day current annualized yield at March 31, 2023.
24	Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	284,956,198	251,030,882	(391,024,155)	(17,105)	144,945,820	(1,401)	2,260,207	144,974,815
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Intermediate Bond Fund | First Quarter Report 2023	25

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1QT7012_12_B01_(05/23)